Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	$ 3,401,189	$ 2,656,821	$ 1,471,671
Long-term employee benefits	17,028	3,861	11,967
Post-employment benefits	81,223	66,891	54,548
Share-based payments	905,305	1,259,571	1,380,074
Total employee benefits	$ 4,404,745	$ 3,987,144	$ 2,918,260